Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2018 $	2017 $
Revolving credit facilities due through 2022	417,997	539,735
Term loans due through 2021	323,995	423,512
Total principal	741,992	963,247
Less: unamortized discount and debt issuance costs	(6,586)	(10,945)
Total debt	735,406	952,302
Less: current portion	(106,236)	(166,745)
Non-current portion of long-term debt	629,170	785,557